Basis of Presentation and General Information (Table) (Detail)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Concentration Risk [Line Items]
Concentration risk percentage	85.00%	83.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%	33.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	23.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	17.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%